Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Finance income.
Interest income - bank deposits	$ 7,798		$ 5,101	$ 14,732
Net foreign exchange gain arising from derivative instruments - unrealized			29,151	53
Net foreign exchange gain arising from derivative instruments - realized	9,889		4,061	228
Fair value gain on embedded options	604		110,655	17,245
Fair value gain on embedded derivative in revenue contract	7,231			3,787
Total Finance income	$ 25,522	[1]	$ 148,968	$ 36,045

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).